Annual Operating Expenses {- Fidelity Growth Opportunities ETF} - 09.30 Fidelity Active Equity ETFs (B) - Combo PRO-05 - Fidelity Growth Opportunities ETF - Fidelity Growth Opportunities ETF	Nov. 29, 2021
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.59%

[1]	(a)Based on estimated amounts for the current fiscal year.